The Argentine Economic Context	12 Months Ended
Dec. 31, 2021
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The Argentine Economic Context
43. THE ARGENTINE ECONOMIC CONTEXT
On November 14, 2021, the
mid-term
general legislative elections took place, and the outcome was contrary to the governing party, with a nationwide differential of almost nine points with respect to the main opposition alliance, and a loss of almost fifteen points as compared to the votes obtained in the 2019 presidential elections. After the electoral result became known, President Alberto Fernandez anticipated the sending and treatment at the National Congress of a bill articulating the multi-year economic program, including the agreement with the International Monetary Fund and a realistic budget that is plausible from a market perspective.
The central issues of the macroeconomic scenario in Argentina are as follows:
- Due to the crisis unleashed by the
COVID-19
pandemic, the Argentine economic activity was more affected than other economies in the region due to its previous macroeconomic weakness. The loosening of restrictions during 2021, due to the drop in infections, and the expansion of public spending, focused on expanding consumption, caused the economy to react by growing at a rate of approximately 10% in 2021, although still below the 2019 average activity levels.
- The initial impact of the pandemic and social distancing measures on the economy and household income also affected poverty levels, with the poverty rate reaching 40.6% in 2021 and involving 18.8 million people nationwide.

- The primary fiscal deficit accelerated mainly due to the economic measures taken by the national government, which generated a monetary imbalance driven by money printing to increase the money supply as a way of financing the expansion of spending used for subsidies to mitigate the effects of
COVID-19,
social plans, and government employment, among other issues.
- The national consumer price index published by INDEC accumulated 50.94% in 2021.
- As a consequence of the factors explained above, Argentina’s country risk stood at 1,718 basis points in December 2021.